Related party transactions - Amounts included in the Barclays Bank Group's financial statements with other Barclays Group companies (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Income	[1]	£ 8,637	£ 7,122
Operating expenses		(4,567)	(4,910)
Assets		1,095,958		£ 876,672
Liabilities		1,039,264		826,057
Parent [member]
Disclosure of transactions between related parties [line items]
Income		(346)	(275)
Operating expenses		(34)	(46)
Assets		5,793		2,097
Liabilities		27,262		24,876
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Income		31	32
Operating expenses		(1,443)	£ (1,546)
Assets		1,952		2,165
Liabilities		£ 2,531		£ 1,600

[1]

T he geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated